Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 380,938	$ 221,394	$ 147,767
Third Party
Property, Plant and Equipment [Line Items]
Rental income	52,192	56,923	33,205
Danny Wong [Member]
Property, Plant and Equipment [Line Items]
Rental income	64,103	64,103	$ 76,923
Deerhill Avenue [Member]
Property, Plant and Equipment [Line Items]
Net book value	869,497	910,175
Shan Tong Road [Member]
Property, Plant and Equipment [Line Items]
Net book value	$ 1,098,770	$ 1,144,854